Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	€ 529	€ 558
Additions	9	65
Decrease through derecognition, financial assets	(31)	(94)
Currency translation adjustments	(2)
Non-current financial assets at end of period	505	529
Liquidity contract - Cash account | Financial assets at fair value, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	131	176
Additions	0	0
Decrease through derecognition, financial assets	(27)	(45)
Currency translation adjustments	0
Non-current financial assets at end of period	105	131
Other long- term investments pledged as collateral | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	0	0
Additions	0	0
Decrease through derecognition, financial assets	0	0
Currency translation adjustments	0
Non-current financial assets at end of period	0	0
Security deposits paid | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	399	383
Additions	9	65
Decrease through derecognition, financial assets	(5)	(49)
Currency translation adjustments	(2)
Non-current financial assets at end of period	€ 401	€ 399